Condensed consolidating financial statements Operations and Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales	$ 393,733	$ 390,192	$ 367,887	$ 372,999	$ 330,165	$ 347,767	$ 373,512	$ 363,489	$ 1,524,811	$ 1,414,933	$ 1,128,131
Cost of sales	272,968	265,021	253,404	258,193	232,847	231,273	250,710	237,046	1,049,586	951,876	765,670
Gross profit	120,765	125,171	114,483	114,806	97,318	116,494	122,802	126,443	475,225	463,057	362,461
Operating expenses
Selling, general and administrative expenses									269,669	225,268	186,774
Contingent consideration expense (benefit)									0	(4,568)	12,100
Other operating expense									3,314	1,477	2,974
Total operating expenses	67,866	72,179	67,345	65,593	59,393	53,590	52,964	56,230	272,983	222,177	201,848
Earnings from equity investment	4,366	2,946	0	0					7,312	0	0
Equity earnings from affiliate, net of tax									0	0	0
Operating income	57,265	55,938	47,138	49,213	37,925	62,904	69,838	70,213	209,554	240,880	160,613
Other expense (income)
Interest expense									18,370	16,372	19,532
Interest income with affiliate									0	0	0
Interest expense with affiliate									0	0	0
Foreign exchange (gains) losses and other, net									2,953	1,713	378
Deferred loan costs written off									2,149	0	0
Total other expense	8,613	8,833	4,130	1,896	3,954	4,356	3,958	5,817	23,472	18,085	19,910
Income before income taxes	48,652	47,105	43,008	47,317	33,971	58,548	65,880	64,396	186,082	222,795	140,703
Provision for income tax expense	14,107	13,924	13,068	15,379	10,033	17,605	21,742	21,885	56,478	71,265	47,110
Net income	34,545	33,181	29,940	31,938	23,938	40,943	44,138	42,511	129,604	151,530	93,593
Less: Income attributable to noncontrolling interest	6	40	21	(2)	8	20	17	29	65	74	251
Net income attributable to common stockholders	34,539	33,141	29,919	31,940	23,930	40,923	44,121	42,482	129,539	151,456	93,342
Other comprehensive income, net of tax:
Net income	34,545	33,181	29,940	31,938	23,938	40,943	44,138	42,511	129,604	151,530	93,593
Change in foreign currency translation, net of tax of $0									7,525	15,887	(5,094)
Gain on derivative instruments, net of tax of $768									0	0	1,426
Gain on pension liability									223	0	0
Comprehensive income									137,352	167,417	89,925
Less: comprehensive (income) loss attributable to noncontrolling interests									72	(44)	(85)
Comprehensive income attributable to common stockholders									137,424	167,373	89,840
Consolidation, Eliminations [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									(127,649)	(132,663)	(104,623)
Cost of sales									(125,344)	(130,837)	(103,690)
Gross profit									(2,305)	(1,826)	(933)
Operating expenses
Selling, general and administrative expenses									0	0	0
Contingent consideration expense (benefit)										0	0
Other operating expense									0	0	0
Total operating expenses									0	0	0
Equity earnings from affiliate, net of tax									(196,319)	(216,264)	(134,901)
Operating income									(198,624)	(218,090)	(135,834)
Other expense (income)
Interest expense									0	0	0
Interest income with affiliate									3,987	6,164	9,989
Interest expense with affiliate									(3,987)	(6,164)	(9,989)
Foreign exchange (gains) losses and other, net									0	0	0
Deferred loan costs written off									0
Total other expense									0	0	0
Income before income taxes									(198,624)	(218,090)	(135,834)
Provision for income tax expense									0	0	0
Net income									(198,624)	(218,090)	(135,834)
Less: Income attributable to noncontrolling interest									0	0	0
Net income attributable to common stockholders									(198,624)	(218,090)	(135,834)
Other comprehensive income, net of tax:
Net income									(198,624)	(218,090)	(135,834)
Change in foreign currency translation, net of tax of $0									(15,050)	(31,774)	10,188
Gain on derivative instruments, net of tax of $768											0
Gain on pension liability									(446)
Comprehensive income									(214,120)	(249,864)	(125,646)
Less: comprehensive (income) loss attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to common stockholders									(214,120)	(249,864)	(125,646)
FET, Inc. Parent [Member] | Reportable Legal Entities [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Operating expenses
Selling, general and administrative expenses									0	0	0
Contingent consideration expense (benefit)										0	0
Other operating expense									0	0	0
Total operating expenses									0	0	0
Earnings from equity investment									0
Equity earnings from affiliate, net of tax									142,799	157,847	99,284
Operating income									142,799	157,847	99,284
Other expense (income)
Interest expense									18,251	15,997	19,130
Interest income with affiliate									0	(6,164)	(9,989)
Interest expense with affiliate									0	0	0
Foreign exchange (gains) losses and other, net									0	0	0
Deferred loan costs written off									2,149
Total other expense									20,400	9,833	9,141
Income before income taxes									122,399	148,014	90,143
Provision for income tax expense									(7,140)	(3,442)	(3,199)
Net income									129,539	151,456	93,342
Less: Income attributable to noncontrolling interest									0	0	0
Net income attributable to common stockholders									129,539	151,456	93,342
Other comprehensive income, net of tax:
Net income									129,539	151,456	93,342
Change in foreign currency translation, net of tax of $0									7,525	15,887	(5,094)
Gain on derivative instruments, net of tax of $768											1,426
Gain on pension liability									223
Comprehensive income									137,287	167,343	89,674
Less: comprehensive (income) loss attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to common stockholders									137,287	167,343	89,674
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									1,142,000	1,072,732	848,640
Cost of sales									804,413	742,473	588,781
Gross profit									337,587	330,259	259,859
Operating expenses
Selling, general and administrative expenses									211,863	176,417	142,468
Contingent consideration expense (benefit)										(4,568)	12,100
Other operating expense									2,821	3,446	2,227
Total operating expenses									214,684	175,295	156,795
Earnings from equity investment									7,312
Equity earnings from affiliate, net of tax									53,520	58,417	35,617
Operating income									183,735	213,381	138,681
Other expense (income)
Interest expense									101	361	374
Interest income with affiliate									(3,987)	0	0
Interest expense with affiliate									0	0	0
Foreign exchange (gains) losses and other, net									(624)	(21)	1,160
Deferred loan costs written off									0
Total other expense									(4,510)	340	1,534
Income before income taxes									188,245	213,041	137,147
Provision for income tax expense									45,446	55,194	37,863
Net income									142,799	157,847	99,284
Less: Income attributable to noncontrolling interest									0	0	0
Net income attributable to common stockholders									142,799	157,847	99,284
Other comprehensive income, net of tax:
Net income									142,799	157,847	99,284
Change in foreign currency translation, net of tax of $0									7,525	15,887	(5,094)
Gain on derivative instruments, net of tax of $768											0
Gain on pension liability									223
Comprehensive income									150,547	173,734	94,190
Less: comprehensive (income) loss attributable to noncontrolling interests									0	0	0
Comprehensive income attributable to common stockholders									150,547	173,734	94,190
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Condensed Statements of Income and Comprehensive Income [Line Items]
Net sales									510,460	474,864	384,114
Cost of sales									370,517	340,240	280,579
Gross profit									139,943	134,624	103,535
Operating expenses
Selling, general and administrative expenses									57,806	48,851	44,306
Contingent consideration expense (benefit)										0	0
Other operating expense									493	(1,969)	747
Total operating expenses									58,299	46,882	45,053
Earnings from equity investment									0
Equity earnings from affiliate, net of tax									0	0	0
Operating income									81,644	87,742	58,482
Other expense (income)
Interest expense									18	14	28
Interest income with affiliate									0	0	0
Interest expense with affiliate									3,987	6,164	9,989
Foreign exchange (gains) losses and other, net									3,577	1,734	(782)
Deferred loan costs written off									0
Total other expense									7,582	7,912	9,235
Income before income taxes									74,062	79,830	49,247
Provision for income tax expense									18,172	19,513	12,446
Net income									55,890	60,317	36,801
Less: Income attributable to noncontrolling interest									65	74	251
Net income attributable to common stockholders									55,825	60,243	36,550
Other comprehensive income, net of tax:
Net income									55,890	60,317	36,801
Change in foreign currency translation, net of tax of $0									7,525	15,887	(5,094)
Gain on derivative instruments, net of tax of $768											0
Gain on pension liability									223
Comprehensive income									63,638	76,204	31,707
Less: comprehensive (income) loss attributable to noncontrolling interests									72	(44)	(85)
Comprehensive income attributable to common stockholders									$ 63,710	$ 76,160	$ 31,622